Fixed Assets and Right of Use Assets and Lease Liability (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Balances beginning	$ 544,052		$ 484,215
Additions	50,969		66,739
Disposals	(8,666)		(6,863)
Impairment due to damage	(1,013)	[1]	(39)
Other
Balances at ending	585,342		544,052
Land and buildings [Member]
Statement Line Items [Line Items]
Balances beginning	289,568		259,316
Additions	10,065		30,396
Disposals	(2,636)		(144)
Impairment due to damage	(1,013)	[1]
Other
Balances at ending	295,984		289,568
Equipment [Member]
Statement Line Items [Line Items]
Balances beginning	192,328		169,286
Additions	33,302		27,697
Disposals	(6,030)		(4,616)
Impairment due to damage		[1]	(39)
Other
Balances at ending	219,600		192,328
Other [Member]
Statement Line Items [Line Items]
Balances beginning	62,156		55,613
Additions	7,602		8,646
Disposals			2,103
Impairment due to damage		[1]
Other
Balances at ending	$ 69,758		$ 62,156

[1]	Banco Santander-Chile have recognized in its consolidated financial statements as of December 31, 2019 an impairment of $ 1,013 million, due to social unrest in the country.